Segment Disclosures (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Mineral Property Interests	$ 27,508,000	$ 26,277,000
Mineral property deposits	152,000	166,000
Leasehold Improvements And Equipment	297,000	374,000
Canada
Statement [Line Items]
Mineral Property Interests	27,508,000	23,708,000
Mineral property deposits	152,000	166,000
Leasehold Improvements And Equipment	297,000	374,000
US
Statement [Line Items]
Mineral Property Interests	0	2,569,000
Mineral property deposits	0	0
Leasehold Improvements And Equipment	$ 0	$ 0